Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2024 USD ($) ft²	Oct. 31, 2023 USD ($)
Operating Lease, Right-of-Use Asset	$ 1,872,206	$ 596,578
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets, net	Other assets, net
Operating Lease, Liability, Current	$ 376,965	$ 414,159
Operating Lease, Liability, Noncurrent	$ 1,525,423	$ 227,925
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Operating Lease, Expense	$ 451,197	$ 430,765
Operating Lease, Weighted Average Remaining Lease Term (Month)	56 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent	9.45%
Operating Lease, Payments	$ 448,298	439,016
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1,661,150	316,028
Operating Lease, Right-of-Use Asset, Reduction		15,719
Finance Lease, Right-of-Use Asset, after Accumulated Amortization, Total	$ 111,844	$ 141,342
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets, net	Other assets, net
Finance Lease, Liability, Current	$ 39,277	$ 37,459
Finance Lease, Liability, Noncurrent	$ 54,174	$ 93,451
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Finance Lease, Interest Expense	$ 5,410	$ 7,144
Finance Lease, Right-of-Use Asset, Amortization	$ 29,497	29,497
Lessee, Finance Lease, Remaining Lease Term (Month)	22 months
Lessee, Finance Lease, Discount Rate	4.75%
Finance Lease, Principal Payments	$ 37,459	$ 35,724
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property (Square Foot) | ft²	36,000
Operating Lease For Office Equipment [Member]
Lessee, Operating Lease, Term of Contract (Month)	60 months